Consolidated Balance Sheet - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and cash equivalents	$ 119	$ 222	$ 392
Investments:
Fixed maturities, available for sale at fair value (amortized cost — $24,253 (unaudited), $21,820 and $19,445)	25,201	23,101	20,261
Fixed maturities, trading at fair value	122	127	125
Equity securities, available for sale at fair value (cost — $508 (unaudited), $340 and $233)	503	386	273
Mortgage loans	809	890	664
Policy loans	203	210	219
Real estate and other investments	589	466	422
Total cash and investments	27,546	25,402	22,356
Recoverables from reinsurers	362	368	374
Deferred policy acquisition costs (including the impact of unrealized gains on securities of $385 (unaudited), $525 and $336)	748	580	748
Accrued investment income	232	212	195
Variable annuity assets (separate accounts)	595	662	665
Equity options — fixed indexed annuities	122	322	272
Funds held as collateral	88	285	248
Other assets	203	181	187
Total assets	29,896	28,012	25,045
Liabilities and Equity:
Annuity benefits accumulated (including the impact of unrealized gains on securities of $111 (unaudited), $112 and $70)	25,763	23,492	20,658
Life, accident and health reserves	676	690	702
Variable annuity liabilities (separate accounts)	595	662	665
Liability for funds held as collateral	88	285	248
Net deferred tax liabilities	136	206	173
Other liabilities	228	185	313
Total liabilities	27,486	25,520	22,759
Shareholder’s equity:
Common Stock, par value — $12.50 per share: — 1,200,000 shares authorized — 201,000 shares issued and outstanding	3	3	3
Capital surplus	878	867	856
Retained earnings	1,183	1,111	1,080
Accumulated other comprehensive income, net of tax	306	469	307
Total shareholder’s equity	2,370	2,450	2,246
Noncontrolling interests	40	42	40
Total equity	2,410	2,492	2,286
Total liabilities and equity	$ 29,896	$ 28,012	$ 25,045